Operating, General And Administrative Expenses And Restructuring Costs	12 Months Ended
Aug. 31, 2018
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Operating, General And Administrative Expenses And Restructuring Costs

22. OPERATING, GENERAL AND ADMINISTRATIVE EXPENSES AND RESTRUCTURING COSTS

	2018	2017
	$	$
Employee salaries and benefits(1)	1,176	859
Purchases of goods and services	2,420	2,080
	3,596	2,939

(1) Employee salaries and benefits include $423 (2017 - $54) in employee-related restructuring costs.